Business combinations - Identifiable assets acquired and liabilities assumed (Details) - Laravotto and Fiorano $ in Thousands	Jun. 02, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Property, plant and equipment (Note 8)	$ 120,280
Trade receivables	3,685
Cash and cash equivalents	8,355
Loans and borrowings (Note 15)	(61,065)
Trade and other payables	(4,086)
Total identifiable net assets acquired	$ 67,169